Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Oakmark Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		16.02%	14.79%	11.77%
Oakmark Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.72%	14.51%	11.02%
Oakmark Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.71%	11.86%	9.50%
Oakmark Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		16.24%	15.00%	0.00%
Oakmark Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		16.28%	15.05%	0.00%
Oakmark Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		16.33%	0.00%	0.00%
Oakmark Fund | S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Oakmark Fund | Russell 1000 Value Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%	8.49%
Oakmark Select Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		14.15%	13.37%	8.74%
Oakmark Select Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.07%	13.29%	8.32%
Oakmark Select Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.44%	10.72%	7.00%
Oakmark Select Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		14.29%	13.51%	0.00%
Oakmark Select Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		14.44%	13.61%	0.00%
Oakmark Select Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		14.47%	0.00%	0.00%
Oakmark Select Fund | S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Oakmark Select Fund | Russell 1000 Value Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%	8.49%
Oakmark Global Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		2.53%	5.30%	5.63%
Oakmark Global Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.36%	4.60%	4.63%
Oakmark Global Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.81%	4.17%	4.37%
Oakmark Global Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		2.73%	5.49%	0.00%
Oakmark Global Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		2.78%	5.52%	0.00%
Oakmark Global Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		2.81%	0.00%	0.00%
Oakmark Global Fund | MSCI World Index (Net) (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	11.17%	9.95%
Oakmark Global Select Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		4.68%	6.06%	6.42%
Oakmark Global Select Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	5.45%	5.71%
Oakmark Global Select Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.98%	4.70%	5.07%
Oakmark Global Select Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	6.23%	0.00%
Oakmark Global Select Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.94%	6.30%	0.00%
Oakmark Global Select Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		5.00%	0.00%	0.00%
Oakmark Global Select Fund | MSCI World Index (Net) (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	11.17%	9.95%
Oakmark International Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		(4.60%)	1.81%	3.43%
Oakmark International Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.03%)	1.47%	2.92%
Oakmark International Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(2.22%)	1.46%	2.76%
Oakmark International Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		(4.37%)	2.05%	0.00%
Oakmark International Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		(4.45%)	1.97%	0.00%
Oakmark International Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		(4.30%)	0.00%	0.00%
Oakmark International Fund | MSCI World ex U.S. Index Global (Net) (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.70%	5.10%	5.26%
Oakmark International Fund | MSCI EAFE Index (Net) (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%	5.20%
Oakmark International Small Cap Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		(2.93%)	4.42%	5.36%
Oakmark International Small Cap Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.09%)	3.83%	4.65%
Oakmark International Small Cap Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.53%)	3.47%	4.25%
Oakmark International Small Cap Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		(2.81%)	4.57%	0.00%
Oakmark International Small Cap Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		(2.73%)	4.66%	0.00%
Oakmark International Small Cap Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		(2.69%)	0.00%	0.00%
Oakmark International Small Cap Fund | MSCI World ex U.S. Index (Net) (does not reflect the deduction of fees, expenses or taxes)*
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.70%	5.10%	5.26%
Oakmark International Small Cap Fund | MSCI World ex U.S. Small Cap Index (Net) (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.76%	2.87%	5.49%
Oakmark Equity and Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		8.72%	7.98%	6.88%
Oakmark Equity and Income Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.97%	6.94%	5.45%
Oakmark Equity and Income Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.32%	6.05%	5.14%
Oakmark Equity and Income Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		8.99%	8.21%	0.00%
Oakmark Equity and Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		8.99%	8.24%	0.00%
Oakmark Equity and Income Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		9.00%	0.00%	0.00%
Oakmark Equity and Income Fund | S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Oakmark Equity and Income Fund | Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Oakmark Equity and Income Fund | 60% S&P 500 Index/40% Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.01%	8.71%	8.58%
Oakmark Bond Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		3.21%	0.00%	0.00%
Oakmark Bond Fund | Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		3.40%	0.00%	0.00%
Oakmark Bond Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		3.54%	0.00%	0.00%
Oakmark Bond Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.52%	0.00%	0.00%
Oakmark Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.08%	0.00%	0.00%
Oakmark Bond Fund | R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		3.64%	0.00%	0.00%
Oakmark Bond Fund | Bloomberg U.S. Aggregate Bond Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	0.00%	0.00%

[1]	The Fund began comparing its performance to the MSCI World ex U.S. Index rather than the MSCI World ex U.S. Small Cap Index in order to satisfy a change in regulatory requirements. The MSCI World ex U.S. Small Cap Index will be maintained as a secondary index, as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the MSCI World ex U.S. Index.